Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Reconciliation of Effective Income Tax Rate	A reconciliation of the Group’s effective income tax rate for the years ended December 31, 2025 are as follows:
	Year ended December 31, 2025
	Amount	Percentage
Statutory income tax rate	$(934)	20.00%
Foreign tax effect:
Cayman Island:
Statutory tax rate difference between Cayman Island and Taiwan	602	(12.89)%
Other foreign jurisdictions	29	(0.62)%
Changes in valuation allowances	300	(6.42)%
Others	3	(0.07)%
Effective tax rate	$-	0.00%

Reconciliations of the differences between the Taiwan statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 are as follows:

	Years ended December 31,
	2023	2024
Statutory income tax rate	20.00%	20.00%
Non-deductible expenses	(0.09)%	(0.07)%
Changes in valuation allowances	(19.91)%	(19.93)%
Effective tax rate	0.00%	0.00%

Schedule of Deferred Income Tax Assets and Liabilities

The deferred income tax assets and liabilities as of December 31, 2024 and 2025 consisted of the following:

	As of December 31,
	2024	2025
Deferred income tax assets
Net operating loss carryforwards	$6,919	$6,529
Research and development credits	10,089	10,534
Others	36	40
	17,044	17,103
Valuation allowance	(17,044)	(17,103)
Total net deferred income tax assets	$-	$-

Schedule of Net Operating Loss Carryforward

As of December 31, 2025, the Group had net operating loss carryforward available to offset future taxable income, shown below by jurisdictions.

	Amount	Expiring year
Jurisdiction
Taiwan	$30,617	2026-2035
China	1,623	2026-2030